PERSONNEL EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Salaries	$ 1,419,000	$ 659,000	$ 689,000
Stock-based compensation	2,227,000	1,417,000	3,011,000
General and Adminstrative [Member]
Statement [Line Items]
Salaries	874,000	98,000	90,000
Stock-based compensation	$ 1,897,000	$ 702,000	$ 1,839,000